2. Loans: Principal balances on non-accrual loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 33,912,652	$ 30,190,673
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	31,936,076	28,122,772
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	1,113,624	1,086,580
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 862,952	$ 981,321